As filed with the Securities and Exchange Commission on June 2, 2011
1933 Act No. 333-155709
1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 9	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 11	[X]
(Check appropriate box or boxes)
EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)
171 East Ridgewood Avenue, Ridgewood, NJ	07450
(Address of Principal Executive Offices)	(Zip Code)
201-214-5559
(Registrant's Telephone Number, including Area Code)
Robert C. Holderith
EGA Emerging Global Shares Trust
171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Name and Address of Agent for Service of Process)
With Copies to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on June 8, 2011 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment Nos. 7/9 (“PEA 7/9”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) on March 17, 2011 (Accession Number 0001450791-11-000048) relating to EG Shares India Consumer ETF, EG Shares India Financials ETF, EG Shares India Health Care ETF, EG Shares India Telecom ETF, EG Shares India Industrials ETF, EG Shares India Technology ETF, EG Shares India Utilities ETF, EG Shares India Basic Materials ETF, EG Shares India Energy ETF, EG Shares India High Income Low Beta ETF, EG Shares Emerging Markets High Income Low Beta ETF, and EG Shares Emerging Markets Food and Agriculture ETF, each a series of EGA Emerging Global Shares Trust (the “Trust”), to be effective on May 30, 2011.

On May 27, 2011, pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Post-Effective Amendment Nos. 8/10 to the Registration Statement relating to EG Shares India Consumer ETF, EG Shares India Financials ETF, EG Shares India Health Care ETF, EG Shares India Telecom ETF, EG Shares India Industrials ETF, EG Shares India Technology ETF, EG Shares India Utilities ETF, EG Shares India Basic Materials ETF, EG Shares India Energy ETF, EG Shares India High Income Low Beta ETF, EG Shares Emerging Markets High Income Low Beta ETF, and EG Shares Emerging Markets Food and Agriculture ETF of the Trust, was filed solely for the purpose of delaying the effectiveness of PEA 7/9 to become effective on June 3, 2011.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 9/11 to the Registration Statement relating to EG Shares India Consumer ETF, EG Shares India Financials ETF, EG Shares India Health Care ETF, EG Shares India Telecom ETF, EG Shares India Industrials ETF, EG Shares India Technology ETF, EG Shares India Utilities ETF, EG Shares India Basic Materials ETF, EG Shares India Energy ETF, EG Shares India High Income Low Beta ETF, EG Shares Emerging Markets High Income Low Beta ETF, and EG Shares Emerging Markets Food and Agriculture ETF of the Trust, is being filed solely for the purpose of delaying the effectiveness of PEA 7/9 to become effective on June 8, 2011.

Accordingly, the prospectuses and statements of additional information of the Registrant as filed on Form N-1A (Nos. 333-155709 and 811-22255) in PEA 7/9, are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 9/11 is intended to become effective on June 8, 2011.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.                      Exhibits. The following exhibits are attached, except as noted:

(a)           Articles of Incorporation.

(1)
Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)
Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(c)           Instruments Defining Rights of Security Holders.

(1)
Amended and Restated Agreement and Declaration of Trust.  Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008), is incorporated herein by reference to the Registrant’s Initial Registration Statement.

(d)           Investment Advisory Contracts.

(1)
Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Registrant and ALPS Advisors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Form of Appendix A, dated March 2, 2010 to the Investment Advisory Agreement, relating to the Emerging

Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Emerging Global SharesDow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(2)
Sub-Advisory Agreement (the “EGA Sub-Advisory Agreement”) between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Schedule A, dated March 2, 2010, to the EGA Sub-Advisory Agreement, relating to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund,  Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(3)	Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, is incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 28, 2010.

(4)
Form of Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, relating to EGShares India Consumer ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Telecom ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Utilities ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares India High Income Low Beta ETF, EGShares Emerging Markets High Income Low Beta ETF and EGShares Emerging Markets Food and Agriculture Index ETF, is incorporated herein by reference to Post-Effective Amendment No. 7, filed on March 17, 2011.

(5)	Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(e)           Underwriting Contracts.

(1)	Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Form of Appendix A, dated March 2, 2010, to the Distribution Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Custody Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement, amended to include, the Emerging
Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(h)           Other Material Contracts.

(1)
Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)
Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on

April 23, 2010.

(2)
Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting

Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(3)
Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)
First Amendment, dated November 12, 2009, to the CCO Services Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)
Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(4)	PFO Services Agreement between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(i)           Legal Opinions.

(j)           Other Opinions.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)           Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 is incorporated herein by reference to Pre-Effective
Amendment No. 2, filed on May 7, 2009.

(i)
Schedule I, dated March 2, 2010, to the Plan Under Rule 12b-1 relating to Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(n)           Rule 18f-3 Plan.  Not applicable.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for Registrant is incorporated herein by reference to Pre Effective Amendment No. 2, filed on May 7, 2009.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(4)	Code of Ethics for Esposito Partners, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1) Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.                 Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.
Indemnification.  Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)
Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc., as provided for in Section 8, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(c)
Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(d)
Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC, as provided for in Section 7, and which is incorporated herein byreference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(e)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)
Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(h)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.                 Business and Other Connections of Investment Adviser.

Investment Adviser

ALPS Advisors, Inc., a Colorado corporation, is a federally registered investment adviser with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 803203.  ALPS entities provide supervisory, management, servicing or distribution services to closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds.  Additional information regarding ALPS Advisors, Inc., and information as to the officers and directors of ALPS Advisors, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-67135) and is incorporated herein by reference.

Sub-Advisers

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  Emerging Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

Item 32.                      Principal Underwriters.

(a)           ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Executive Vice President, Director	None
Spencer P. Hoffman	Director	None
Thomas A. Carter	President, Director	Treasurer
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry Erin Douglas JoEllen Legg Steven Price James Stegall David T. Buhler Paul Leone
Senior Vice President, National Sales Director-Investments
Vice President, Senior Associate Counsel
Vice President, Associate Counsel
Vice President, Deputy Chief Compliance Officer
Vice President, Institutional Sales Manager
Vice President, Associate Counsel
Vice President, Assistant General Counsel
None None None None None None None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)           Not applicable.

Item 33.
Location of Accounts and Records.  All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Item 34.                 Management Services.  None.

Item 35.                 Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 2nd day of June, 2011.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ James J. Valenti
James J. Valenti
Secretary and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Robert C. Holderith *	President/Chairman	June 2, 2011
Robert C. Holderith

/s/ James J. Valenti	Secretary/Trustee	June 2, 2011
James J. Valenti

Ron Safir *	Trustee	June 2, 2011
Ron Safir

Jeffrey D. Haroldson *	Trustee	June 2, 2011
Jeffrey D. Haroldson

Robert Willens *	Trustee	June 2, 2011
Robert Willens

Thomas A. Carter *	Treasurer	June 2, 2011
Thomas A. Carter
* By: /s/ James J. Valenti
James J. Valenti
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)